Basis of preparation (Tables)	6 Months Ended
Dec. 31, 2018
Basis of preparation
Summary of impact of applying amendments to IAS 23

	Half year		Half year
	31 Dec 18		31 Dec 18
	(pro forma results before amendment)	Adjustment on IAS 23 amendment	Half year (results after amendment)
	Rm	Rm	Rm
Non-current assets
Property, plant, equipment and assets under construction	364 610	949	365 559
Income statement
Finance costs	(1 201)	949	(252)